VACATION OWNERSHIP INVENTORY	12 Months Ended
Dec. 31, 2015
VACATION OWNERSHIP INVENTORY
VACATION OWNERSHIP INVENTORY

NOTE 5—VACATION OWNERSHIP INVENTORY

        As part of our acquisition of HVO on October 1, 2014, we acquired vacation ownership inventory which primarily consists of unsold VOIs that have completed the construction process and are available for sale in their current form. As of December 31, 2015 and 2014, vacation ownership inventory is comprised of the following (in thousands):

	December 31, 2015	December 31, 2014
Completed unsold VOIs	$46,379	$53,434
Land held for development	627	627

Total inventory	$47,006	$54,061